Loss from Inventory Valuation, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory valuation
Loss from inventory valuation	$ 1,432	$ 4,001	$ 0